Financial Instruments and Risk Management - Schedule of Net Liabilities and Equity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total liabilities	R$ 32,344	R$ 30,344
(-) Cash and cash equivalents	(1,898)	(1,537)
(–) Restricted cash	(235)	(31)
Net liabilities	(2,565)	(615)
Total equity	R$ 27,382	R$ 24,656	R$ 21,784	R$ 19,462